Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Investments related to 2012 contract conversion	$ 331	$ 450
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Weighted average duration of securities	5 years 8 months 12 days
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Weighted average duration of securities	5 years 7 months 6 days
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Weighted average duration of securities	1 year